Condensed Consolidated Statements of Cash Flows (Unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Net loss	$ (22,794)	$ (7,097)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,360	1,411
Provision for bad debts	54	16
Loss on extinguishment of debt and amortization of debt discount	2,799	105
Stock-based compensation expense	8,826	481
Change in fair value of earnout and contingent consideration liabilities	9,995	0
Deferred income taxes	92	80
Changes in operating assets and liabilities:
Accounts receivable	(3,743)	(325)
Prepaid expenses	(3,382)	(752)
Other assets (current and non-current)	1,512	(27)
Accounts payable	668	(1,001)
Accrued expenses	(2,730)	(2,569)
Deferred revenue	(2,604)	799
Deferred implementation, commissions and other costs	132	(27)
Other liabilities (current and non-current)	(102)	45
Net cash used in operating activities	(9,917)	(8,861)
Investing activities:
Purchases of short-term investments	(25,000)	0
Capitalized software development	(115)	(236)
Purchases of property and equipment	(388)	(629)
Net cash provided by (used in) investing activities	(25,503)	(865)
Financing activities:
Issuance of long-term debt	0	45,000
Financing costs paid upon issuance of long-term debt	0	(1,446)
Proceeds from line of credit	0	3,000
Payments on long-term debt	(44,663)	(28,583)
Payments on capital lease obligations	(65)	(68)
Proceeds from exercise of stock options	2,032	123
Business combination and PIPE financing	349,902	0
Payments of equity issuance costs	(20,200)	0
Debt extinguishment costs	(1,565)	0
Cash paid to satisfy tax withholding on net share issuance	(4,013)	0
Net cash provided by (used in) financing activities	281,428	18,026
Net increase in cash and cash equivalents and restricted cash	246,008	8,300
Cash - Beginning	17,919	4,736
Cash - Ending	263,927	13,036
Cash and cash equivalents	261,013	9,761
Restricted cash	2,914	3,275
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	133	1,071
Noncash Investing & Financing Activities:
Reclassification of Series C preferred stock warrant liability to equity in connection with Business Combination	1,433	0
Net assets acquired in Business Combination and other	255	0
Deferred and accrued equity issuance costs in other assets and accrued expenses charged to additional paid-in-capital	1,888	0
Issuance and vesting of earnout shares at fair value	$ 237,008	$ 0